Acquisitions, Investments and Disposals - Schedule of Discontinued Operations in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Feb. 18, 2013	Dec. 31, 2012	Jul. 17, 2013	Jul. 05, 2013	Jul. 18, 2013	Dec. 27, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 1,616		$ 1,603
Other long-term investments	4,060	[1]	14,787	[1]
Other non-current assets					106,386
Other non-current assets					708
Total current assets of discontinued operations	151,602	[2]	25,159	[2]
Cash and cash equivalents	70,800	[3]	272,936	[3]
Accounts receivable, net of allowance for doubtful accounts	330,371	[4]	587,999	[4]
Inventories	640,671	[5]	1,407,868	[5]
Prepayments and other current assets	238,314	[6]	439,624	[6]
Total current assets	1,532,284		2,815,470
Property, plant and equipment and other non-current assets	3,944,427	[7]	6,726,116	[7]
Other non-current assets	30,453	[8]	127,861	[8]
Total assets	6,713,490		13,834,510			17,695,303
Asset retirement obligation	3,478	[9]	2,001	[9]
Total current liabilities	8,823,569		3,584,223
Asset retirement obligation	43,712	[9]	50,567	[9]
Total current liabilities of discontinued operations	150,033	[2]	57,781	[2]	131,456
Total non-current liabilities of discontinued operations			673,591	[2]	4,083
Total liabilities of discontinued operations					26,368
Lomprom Rostov [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents						111	2,166
Accounts receivable, net of allowance for doubtful accounts						20,374	18,687
Inventories						14,236	829
Prepayments and other current assets						2,743	4,428
Goodwill						12,830	9,862
Property, plant and equipment, net						24,122	21,164
Total current assets of discontinued operations						74,416	57,136
Short-term borrowings and current portion of long-term debt						27,089	30,720
Accounts payable and accrued expenses						27,466	25,504
Total current liabilities of discontinued operations						54,555	56,224
TPP Rousse [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents						3,035		3,572
Accounts receivable, net of allowance for doubtful accounts						5,681		9,589
Inventories						5,854		3,244
Prepayments and other current assets						533		489
Property, plant and equipment, net						44,120		41,146
Total current assets of discontinued operations						59,223		58,040
Short-term borrowings and current portion of long-term debt						12,234		0
Accounts payable and accrued expenses						3,800		21,721
Other current liabilities						1,767		1,536
Total current liabilities of discontinued operations						17,801		23,257
Invicta Merchant Bar Ltd. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents						163			44
Accounts receivable, net of allowance for doubtful accounts						183			8
Inventories						579			543
Prepayments and other current assets						947			191
Goodwill						2,980
Property, plant and equipment, net						8,019			2,864
Total current assets of discontinued operations						12,871			3,650
Accounts payable and accrued expenses						1,052			1,855
Other current liabilities						79			127
Total current liabilities of discontinued operations						1,131			1,982
TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents						990				16,161
Accounts receivable, net of allowance for doubtful accounts						822				1,645
Due from related parties, net of allowance						2,294				0
Inventories						22,790				16,660
Deferred income tax						3,123				6,172
Prepayments and other current assets						13,717				16,978
Other long-term investments						187				183
Property, plant and equipment, net						362,303				307,505
Mineral licenses, net						1,203,536				119,458
Other non-current assets						16,400				11,556
Long-term debt						7,833				0
Total current assets of discontinued operations						1,626,162				496,318
Short-term borrowings and current portion of long-term debt						23,500				0
Accounts payable and accrued expenses						21,706				29,757
Deferred income taxes						252,100				31,719
Asset retirement obligation						1,038				1,002
Total current liabilities of discontinued operations						306,177				62,478
Southern Urals Nickel Plant (SUNP) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	63		201
Accounts receivable, net of allowance for doubtful accounts	891		63
Inventories	120		1,180
Prepayments and other current assets	230		1,822
Total current assets	1,304		3,266
Property, plant and equipment and other non-current assets			5,024
Other non-current assets	657
Total non-current assets	657		5,024
Total assets	1,961		8,290
Accounts payable and accrued expenses	5,691		13,376
Asset retirement obligation	1,132		339
Total current liabilities	6,823		13,715
Asset retirement obligation	2,830		8,466
Total non-current liabilities	2,830		8,466
Total liabilities	9,653		22,181
BCG Companies [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	1,615		1,603
Accounts receivable, net of allowance for doubtful accounts	2,104		5,286
Inventories	1,280		5,416
Deferred income tax			9,881
Prepayments and other current assets	2,504		2,973
Other non-current assets	34,249
Property, plant and equipment, net	110,721
Total major classes of assets of discontinued operations	2,129,157		25,159
Mineral licenses, net	1,976,684
Loss recognised on classification as held for sale	(1,977,555)
Property, plant and equipment and other non-current assets			145,792
Mineral licenses, net			1,977,548
Other non-current assets			33,033
Total non-current assets of discontinued operations			2,156,373
Total current assets of discontinued operations	151,602		25,159
Total assets of discontinued operations	151,602		2,181,532
Pension obligation	55,122		1,813
Short-term borrowings and current portion of long-term debt	10,979		6,758
Finance lease			61
Accounts payable and accrued expenses	39,085		49,149
Deferred income taxes	537,535
Total major classes of liabilities of discontinued operations	657,632		57,781
Other current liabilities	8,355
Reduction in deferred tax liability relating to loss recognized on classification as held for sale	(537,535)
Asset retirement obligation	6,556
Long-term debt			6,940
Asset retirement obligation			6,568
Pension obligation			47,421
Deferred income taxes			576,578
Finance lease			10
Total current liabilities of discontinued operations	120,097		57,781
Other non-current liability			36,074
Total non-current liabilities of discontinued operations			673,591
Total liabilities of discontinued operations	$ 120,097		$ 731,372

[1]	See Note 9
[2]	See Note 4(c)
[3]	See Note 5
[4]	See Note 6
[5]	See Note 7
[6]	See Note 8
[7]	See Note 11
[8]	See Note 13
[9]	See Note 16